Prepaid Expenses - Schedule of Prepaid Expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses [Abstract]
Premiums paid in advance for insurance	$ 33,128	$ 28,043	$ 21,419
Advances to suppliers	30,722	28,555	32,773
Other	27,828	31,084	23,276
Total	$ 91,678	$ 87,682	$ 77,468